Condensed financial information of Plastec Technologies, Ltd. (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 HKD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 HKD ($)	Dec. 31, 2014 HKD ($)
Current assets
Cash and cash equivalents	$ 395,087				$ 486,222	$ 475,361	$ 528,527
Consideration receivable	141,341	¥ 124,380	$ 131,686	¥ 113,250	131,686
Total current assets	570,002				622,741
Total assets	780,263				793,599
Current liabilities
Tax payable	6,243				5,837
Total current liabilities	10,933				11,975
Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	101				101
Retained earnings	749,884				761,365
Total shareholders’ equity	769,330				781,624	940,686	932,990
Parent [Member]
Current assets
Cash and cash equivalents	274,094				394,508	$ 188,604	$ 163,336
Amounts due from subsidiaries	364,596				265,536
Consideration receivable	141,341				131,686
Prepaid expenses	1,053				171
Total current assets	781,084				791,901
Investment in subsidiaries	0				0
Total assets	781,084				791,901
Current liabilities
Account payable and accrued liabilities	950				1,485
Tax payable	3,129				3,129
Total current liabilities	4,079				4,614
NET CURRENT ASSETS	777,005				787,287
TOTAL ASSETS AND LIABILITIES	777,005				787,287
Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	101				101
Retained earnings	776,904				787,186
Total shareholders’ equity	$ 777,005				$ 787,287